Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equipment, Net [Abstract]
Depreciation	$ 97,773	$ 42,410	$ 4,149